Other Income (expenses), Net	12 Months Ended
Dec. 31, 2011
Other Income (expenses), Net:
Other Income (expenses), Net

22.            OTHER INCOME (EXPENSES), NET

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2011	2010	2009
(Loss) gain resulting from remeasurement of contingent liability (refer to Note 3(e))	(1,760)	(1,630)	494,238
(Loss) gain on sale of investments	(6)	(2,589)	155
Gain on forgiveness of fines and penalties	47	–	1,241
Gain on accounts payable with expired legal term	5,390	5,523	2,571
Gain from bargain purchase	–	7,515	–
Loss on remeasurement of equity interest (refer to Note 3(e))	–	(2,044)	–
Loss on currency operations	(6,078)	(6,408)	(3,653)
Other taxes	(6,081)	(5,743)	–
Other income (expenses), net	1,628	(3,611)	5,705
Total other (expenses) income, net	(6,860)	(8,987)	500,257

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.